Basis of Presentation and Summary of Significant Accounting Policies - Summary of Accounts Receivable and Unbilled Receivables, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Accounts receivable	$ 32,223	$ 36,094
Allowance for credit losses	(1,300)	(1,935)
Unbilled receivable	47,367	5,017
Accounts receivable and unbilled receivable, net	$ 78,290	$ 39,176